Disclosure of detailed information about options, valuation assumptions (Details) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Risk-free interest rate (%)	1.02%	0.62%
Expected life (years)	3.77	3.38
Expected volatility (%)	52.00%	47.83%
Expected dividend yield (%)	0.00%	0.00%